Derivative Liability (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Derivative Liability [Abstract]
Beginning Balance	$ 188,128
Derivative liability reclass into additional paid in capital upon notes conversion	(125,710)	(182,701)
Change in fair value of derivative at period end	(62,418)	(18,868)
Ending Balance		$ 188,128